Amounts Recognized in Consolidated Balance Sheets, Postretirement (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Postretirement Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ (642)	$ (714)
Noncurrent liabilities	(7,872)	(8,963)
Net Amount Recognized	(8,514)	(9,677)
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	(486)	(428)
Noncurrent liabilities	(27,929)	(24,089)
Net Amount Recognized	$ (28,415)	$ (24,517)